Prepaid Expenses and Other Current and Non-Current Assets, Net	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS, NET

Prepaid expenses and other current assets consists of the following

	As of March 31,
	2023	2024
	USD	USD
Other Receivables, net	23,450	23,374
Deposit	67,945	57,901
Prepayment*	34,813	557,067
	126,208	638,342

Non Current Portion	-	11,252
Current Portion	126,208	627,090
	126,208	638,342
*	The balance mainly due to the prepaid for the consulting fees and it will be utilized subsequently.